WARRANTS TO PURCHASE PREFERRED SHARES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants to Purchase Preferred Shares [Abstract]
WARRANTS TO PURCHASE PREFERRED SHARES

NOTE 6  - WARRANTS TO PURCHASE PREFERRED SHARES:

On May 30, 2023, Silexion issued warrants to acquire 2,413 Series A-4 Preferred Shares to various investors, with an exercise price of $222.921 per share and an expiration date of May 30, 2025. Issuance expenses amounted to $3. On August 6, 2024, all of these warrants were exercised via a ‘cashless’ manner for 913 Preferred A4 shares of Silexion.

Silexion classified the warrants for the purchase of shares of its convertible redeemable preferred shares as a liability in its consolidated balance sheets, as these warrants were freestanding financial instruments which underlying shares were contingently redeemable and, therefore, may have obligated the Company to transfer assets at some point in the future. The warrant liability was initially recorded at fair value upon the date of issuance and was subsequently remeasured at fair value at each reporting date. The Company (or Silexion, as applicable) recorded revaluation expenses amounting to $134 and $40 for the nine months periods ended September 30, 2024 and September 30, 2023 , respectively, and revaluation (income) expenses amounting to $(11) and $43 for the three months periods ended September 30, 2024 and September 30, 2023 and accounted for such revaluation expenses as part of its financial (income) expense, net, in the statements of operations (see Note 8).

For further information in respect of warrants granted to a service provider and exercised, see Note 7.

For cashless exercise of these warrants see Note 1(d).

NOTE 8  - WARRANTS TO PURCHASE PREFERRED SHARES:

a.
In connection with the Series A-2 Preferred Shares (see Note 9(b)), the Company issued warrants to acquire 10,329 Series A-2 Preferred Shares to various investors, including 5,278 warrants issued as part of the converted SAFE (see Note 9(b)). These warrants feature an exercise price of $547.047 per share and expired during 2023. As of December 31, 2022, there are 10,329 outstanding warrants. As of December 31, 2023, all warrants are expired.

b.
Concerning the Series A-4 Preferred Shares (see Note 9(b)), the Company issued warrants to acquire 2,413 Series A-4 Preferred Shares to various investors, with an exercise price of $222.921 per share and an expiration date of May 30, 2025. Issuance expenses amounted to $3. As of December 31, 2023, there are outstanding warrants of 2,413. Regarding the warrants issued to the subsidiary see Note 9(b)(2).

The Company classified the warrants for the purchase of shares of its convertible redeemable preferred shares as a liability in its consolidated balance sheets, as these warrants were freestanding financial instruments which underlying shares are contingently redeemable and, therefore, may obligate the Company to transfer assets at some point in the future. The warrant liability was initially recorded at fair value upon the date of issuance and was subsequently remeasured at fair value at each reporting date. The Company recorded revaluation expenses (income) amounting to $(86) and $1,017 for the years ended 2023 and 2022, respectively, and accounted for such revaluation expenses as part of its financial income (expense), net, in the statements of operations.

For further information in respect of warrants issuance to service provider see Note 11(1).